Schedule of Subject to Possible Redemption (Details) - Alphatime Acquisition Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds		$ 69,000,000
Proceeds allocated to Public Rights		(100)
Accretion of carrying value to redemption value	550,000	8,427,382
Redemption of public shares	(62,154,467)
Subsequent measurement of ordinary shares subject to possible redemption	3,332,552	3,130,199
Ordinary shares subject to possible redemption	74,062,199
Ordinary shares subject to possible redemption	15,240,284	74,062,199
Common Stock Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds		69,000,000
Proceeds allocated to Public Rights		(621,000)
Proceeds allocated to Public Warrants		(1,104,000)
Allocation of offering costs related to redeemable shares		(4,770,382)
Accretion of carrying value to redemption value		7,737,382
Redemption of public shares	(62,154,467)
Subsequent measurement of ordinary shares subject to possible redemption	3,332,552	3,820,199
Ordinary shares subject to possible redemption		$ 74,062,199
Ordinary shares subject to possible redemption	$ 15,240,284